Summary of Significant of Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 30, 2022 ¥ / shares	Dec. 30, 2022 $ / shares
Advertising and promotional expenses	¥ 361,363	$ 52,393	¥ 242,354	¥ 550,566
Cash and cash equivalents, restricted cash and short-term investments	¥ 1,672,677				$ 242,515
Concentration risk percentage			10.00%	10.00%
Maximum ownership percentage in ICP business	50.00%	50.00%
Depreciation Rate Of Foreign Currency Exchange	8.23%	8.23%
Appreciation Depreciation Rate Of Foreign Currency Exchange			2.34%	6.27%
Deferred Revenue, Revenue Recognized	¥ 123,809	$ 17,951	¥ 74,996	¥ 94,056
Contract liabilities	¥ 205,320		¥ 164,749		$ 29,769
PRC
Cash and cash equivalents, restricted cash and short-term investments held percentage	29.90%	29.90%
Non-PRC
Cash and cash equivalents, restricted cash and short-term investments held percentage	70.10%	70.10%
Third-party advertising agents | Total Revenue [Member]
Concentration risk percentage	24.00%	24.00%
Cross Currency Interest Rate Contract [Member]
Noon buying rate | (per share)						¥ 6.8972	$ 1.00